Segment Information (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Information regarding operating segments
Commissions and fees										$ 3,809	$ 3,767	$ 3,633
Investment income										12	16	15
Other income										8	19	7
Total Revenues		$ 974	$ 846	$ 922	$ 1,087	$ 958	$ 812	$ 935	$ 1,097	3,829	3,802	3,655
Depreciation and amortization										171	146	149
Operating Income (Loss)										427	647	663
Willis GB formerly Global [Member]
Information regarding operating segments
Commissions and fees										637	662	665
Investment income										4	4	1
Other income										0	3	0
Total Revenues										641	669	666
Depreciation and amortization										26	31	31
Operating Income (Loss)										143	148	180
Capital, Wholesale & Reinsurance [Member]
Information regarding operating segments
Commissions and fees										811	749	716
Investment income										3	5	5
Other income										1	12	0
Total Revenues										815	766	721
Depreciation and amortization										33	12	11
Operating Income (Loss)										158	224	221
International [Member]
Information regarding operating segments
Commissions and fees										1,063	1,038	948
Investment income										4	6	7
Other income										1	0	0
Total Revenues										1,068	1,044	955
Depreciation and amortization										38	26	22
Operating Income (Loss)										165	195	181
North America [Member]
Information regarding operating segments
Commissions and fees										1,298	1,318	1,304
Investment income										1	1	2
Other income										6	4	7
Total Revenues										1,305	1,323	1,313
Depreciation and amortization										65	68	76
Operating Income (Loss)										187	232	205
Total Operating Segments [Member]
Information regarding operating segments
Commissions and fees										3,809	3,767	3,633
Investment income										12	16	15
Other income										8	19	7
Total Revenues										3,829	3,802	3,655
Depreciation and amortization										162	137	140
Operating Income (Loss)										653	799	787
Corporate Segment [Member]
Information regarding operating segments
Commissions and fees										0	0	0
Investment income										0	0	0
Other income										0	0	0
Total Revenues										0	0	0
Depreciation and amortization	[1]									9	9	9
Operating Income (Loss)	[1]									$ (226)	$ (152)	$ (124)

[1]	See the following table for an analysis of the ‘Corporate and other’ line.